Reserves (Details Textual)		1 Months Ended		12 Months Ended
	Dec. 31, 2018 Number	Dec. 31, 2018 Number	May 31, 2018 USD ($) Number years $ / shares	Dec. 31, 2018 CAD ($) Number shares years	Dec. 31, 2018 USD ($) Number shares years $ / shares	Dec. 31, 2017 CAD ($) Number	Dec. 31, 2017 Number	Dec. 31, 2017 Number	Dec. 31, 2017 Number shares	Dec. 31, 2016 CAD ($) Number	Dec. 31, 2018 USD ($)	Dec. 31, 2018 Number	Dec. 31, 2018 shares	Jun. 27, 2018 shares	Jun. 26, 2018 shares
Number of shares reserved for issue under options and contracts for sale of shares | shares														18,300,000	10,800,000
Number of share options outstanding in share-based payment arrangement	9,460,000	9,460,000		9,460,000	9,460,000	5,200,000	5,200,000	5,200,000	5,200,000	5,850,000		9,460,000
Expense from share-based payment transactions with employees				$ 154,000		$ 361,000				$ 492,000
Weighted Average Remaining Contractual Life				3 years 6 months	3 years 6 months
Risk free interest rate, share options granted			2.16%	1.86%	1.86%
Expected dividend as percentage, share options granted			0.00%	0.00%	0.00%
Description of Forfeiture rate Share Options Granted			0.00%	0.00%	0.00%
Exercise price, share options granted			$ 0.20		$ 0.10
Fair value Per share Options | $ / shares			$ 0.06		$ 0.04
Exercise price of outstanding share options											$ 0.10
Number of share options granted in share-based payment arrangement | Number	9,460,000	1,860,000	2,500,000	4,360,000	4,360,000			0
Bottom of range [member]
Option life, share options granted | years			2.6	2.6	2.6
Expected volatility, share options granted			87.00%	73.00%	73.00%
Top of range [member]
Option life, share options granted | years			3.5	3.5	3.5
Expected volatility, share options granted			91.00%	88.00%	88.00%
Warrants [Member]
Number of other equity instruments granted in share-based payment arrangement				50,000,000	50,000,000		0
Number of other equity instruments outstanding in share-based payment arrangement	0	0		0	0	2,448,000	2,448,000	2,448,000	2,448,000	16,734,000
Risk free interest rate, share options granted				1.93%	1.93%
Option life, share options granted | years				0.5	0.5
Expected volatility, share options granted				72.00%	72.00%
Expected dividend as percentage, share options granted				0.00%	0.00%
Description of Forfeiture rate Share Options Granted				0.00%	0.00%
Deferred Share Units [Member]
Expense from share-based payment transactions with employees				$ 195,000		$ 125,000				$ 90,000
Number of other equity instruments granted in share-based payment arrangement				1,912,803	1,912,803		662,440		1,123,844
Number of other equity instruments outstanding in share-based payment arrangement | shares													3,036,647
Restricted Share Units [Member]
Expense from share-based payment transactions with employees				$ 328,000		$ 356,000				$ 522,000
Number of other equity instruments granted in share-based payment arrangement				2,300,000	2,300,000				5,550,000
Number of other equity instruments outstanding in share-based payment arrangement | shares													4,200,000
Description of maximum term of options granted for share-based payment arrangement				The RSUs granted were subject to a ten to eleven month vesting period; a pay-out date of 2 to 2.5 years; an expiry date of 5 years;	The RSUs granted were subject to a ten to eleven month vesting period; a pay-out date of 2 to 2.5 years; an expiry date of 5 years;
Restricted Share Units [Member] | Senior management [Member] | Share based compensation award [Member]
Number of other equity instruments granted in share-based payment arrangement | shares				2,689,000	2,689,000
Vesting date of instruments other than equity instruments				Dec. 31, 2018	Dec. 31, 2018
Pay out date of instruments other than equity instruments				Jan. 01, 2020	Jan. 01, 2020